Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, shares authorized	20,000,000	0
Common stock, par value	$ 0.0001	$ 0
Common stock, shares authorized	80,000,000	0
Common stock, shares issued	1,000,000	0
Common stock, shares outstanding	1,000,000	0